Subsequent Events (Details Narrative) - USD ($)											1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 11, 2023	Aug. 01, 2023	Jul. 31, 2023	Jul. 24, 2023	Jul. 05, 2023	May 09, 2023	Mar. 15, 2023	Mar. 13, 2023	Feb. 13, 2023	Feb. 09, 2023	Jan. 31, 2023	Jan. 25, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Oct. 31, 2023	Feb. 15, 2023	Mar. 30, 2020
Subsequent Event [Line Items]
Warrant to purchase shares of common stock													10,357,086		10,357,086
Warrant excercise price per share																	$ 0.3960
Line of credit facility maximum borrowing capacity																	$ 7,160,000
Secured note amendments							$ 105,000,000
Proceeds from sale of common stock								$ 25,000,000										$ 496,000
Common stock outstanding percentage								85.00%
Debt interest rate							10.00%
Other assets							$ 250,000
Secured debt													$ 10,000,000		$ 10,000,000
Preferred stock, shares authorized													5,000,000		5,000,000		5,000,000	5,000,000
Extinguishment of debt																		$ 437,000
Stockholders equity													$ (22,175,000)		$ (22,175,000)		(17,212,000)	(11,832,000)
Preferred stock voting rights															(i) creation of any Preferred Stock ranking as senior stock to the series with respect to liquidation preferences; (ii) repurchase of any shares of common stock or other junior stock except shares issued pursuant to or in connection with a compensation or incentive plan or agreement approved by the Board of Directors for any officers, directors, employees or consultants of AgeX; (iii) any sale, conveyance, or other disposition of all or substantially all AgeX’s property or business, or any liquidation or dissolution of AgeX, or a merger into or consolidation with any other corporation (other than a wholly-owned subsidiary corporation) but only to the extent that the Delaware General Corporation Law requires that such transaction be approved by each class or series of Preferred Stock; (iv) any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock; or (v) any amendment of AgeX’s Certificate of Incorporation or Bylaws that results in any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock. However, the terms of the Preferred Stock do not restrict or limit the rights and powers of the Board of Directors to fix by resolution the rights, preferences, and privileges of, and restrictions and limitations on, stock ranking as parity stock or junior stock to a series of Preferred Stock.
Research grant award													160,000	$ 259,000	$ 334,000	$ 655,000	1,025,000	$ 1,456,000
2020 Loan Agreement [Member]
Subsequent Event [Line Items]
Warrant to purchase shares of common stock																						3,670,663
Line of credit, current borrowing capacity																						$ 3,000,000.0
Line of credit facility maximum borrowing capacity													$ 8,000,000		8,000,000		8,000,000.0					$ 8,000,000.0
Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Secured note amendments							$ 25,000,000
Stockholder outstanding percentage							80.00%
Debt interest rate							20.00%
Remaining in line of credit						$ 4,000,000				$ 2,000,000					$ 3,500,000		$ 4,500,000
Origination Fee [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								$ 10,000,000
Juvenescence [Member]
Subsequent Event [Line Items]
Warrant to purchase shares of common stock													1,898,489		1,898,489		8,458,597
Juvenescence [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Secured note amendments								10,000,000					$ 10,000,000		$ 10,000,000
Origination fee description									In lieu of accrued interest, AgeX will pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the $10 Million Secured Note into shares of AgeX common stock, (ii) repayment of the $10 Million Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the $10 Million Secured Note following an Event of Default as defined in the $10 Million Secured Note.
Juvenescence Limited [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								$ 10,000,000
Common stock outstanding percentage								15.00%
Juvenescence Limited [Member] | Forecast [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Line of credit, current borrowing capacity																				$ 10,000,000
Juvenescence Limited [Member] | Minimum [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								$ 10,000,000
Juvenescence Limited [Member] | Maximum [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								25,000,000
Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Line of credit, current borrowing capacity								10,000,000
Secured note amendments							$ 5,000,000
Juvenescence Limited [Member] | Origination Fee [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								10,000,000	$ 10,000,000
Juvenescence Limited [Member] | Serina Note [Member] | Forecast [Member]
Subsequent Event [Line Items]
Secured note amendments																			$ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Secured Debt												$ 500,000
Secured note amendments							$ 105,000,000
Proceeds from sale of common stock								25,000,000
Debt interest rate							10.00%
Other assets							$ 250,000
Secured debt				$ 10,000,000
Converted into preferred stock				36,939,190
Conversion percentage, description				(y) February 1, 2024, provided that such conversion is not limited by the 19.9% Cap or the 50% Cap as described below; and if Automatic Conversion would then be limited by the 19.9% Cap or the 50% Cap, the Automatic Conversion shall take place on the tenth day after such stockholder approvals have been obtained as may be required to permit such Automatic Conversion without the limitations of the 19.9% Cap and the 50% Cap. Further, if the holders of at least a majority of the outstanding shares of Series B Preferred Stock approve or consent to the Automatic Conversion of the shares of that series, and the conversion is not then limited by the 19.9% Cap or the 50% Cap, then the outstanding shares of Series B Preferred Stock shall be converted into common stock upon such approval or consent.
Research grant award	$ 341,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued upon conversion				13,060,809
Subscriptions price				$ 100,000
Preferred stock closing price				$ 0.72
Conversion percentage, description				If under the rules of the NYSE American or any other national securities exchange on which AgeX common stock may be listed, approval by AgeX stockholders would be required in connection with the issuance of common stock in excess of the “19.9% Cap” upon any conversion of Series B Preferred Stock, then unless and until such stockholder approval has been obtained, the maximum number of shares of common stock that may be issued upon conversion of all shares of Series B Preferred Stock shall be an amount equal to the 19.9% Cap. The 19.9% Cap means 7,550,302 shares of common stock, which is 19.9% of the shares of common stock outstanding on February 14, 2022 when the Secured Note, a portion of which has not been approved by AgeX stockholders for conversion into common stock without regard to the 19.9% Cap and 50% Cap, was issued.
Subsequent Event [Member] | Fourth Amendment [Member]
Subsequent Event [Line Items]
Debt conversion description			(i) the definition of Reverse Financing Condition is amended to extend to October 31, 2023 the referenced deadline for fulfillment of the condition to permit borrowing or other incurrence of indebtedness by AgeX’s subsidiary Reverse Bio, and (ii) Juvenescence may convert the outstanding amount of the Secured Note loans or any portion of such loans into AgeX common stock without restriction by the “19.9% Cap” if Juvenescence elects to convert those amounts at a conversion price or prices equal to the “Drawdown Market Prices” applicable to such loan amounts in lieu of a lower conversion price set with reference to the current market price of AgeX common stock at the time of conversion. The 19.9% Cap is a provision of the Secured Note that limits the amount of common stock that Juvenescence may acquire through the conversion of Secured Note loans in order to comply with NYSE American requirements pertaining to the amount of shares that a listed company, such as AgeX, may sell at a price less than the market prices prevailing at the time the loans were made (the “Drawdown Market Prices”) without shareholder approval.
Subsequent Event [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Line of credit, current borrowing capacity										2,000,000
Line of credit facility maximum borrowing capacity										$ 1,000,000
Secured note amendments							$ 25,000,000														$ 1,450,000
Stockholder outstanding percentage							80.00%
Remaining in line of credit		$ 500,000			$ 500,000						$ 500,000
Subsequent Event [Member] | Origination Fee [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								10,000,000
Subsequent Event [Member] | Juvenescence [Member]
Subsequent Event [Line Items]
Warrant to purchase shares of common stock												340,136									801,924
Warrant excercise price per share												$ 0.735									$ 0.6235
Line of credit, current borrowing capacity																					$ 1,000,000
Secured debt			$ 10,000,000
Subsequent Event [Member] | Juvenescence [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Secured note amendments							$ 10,000,000	10,000,000
Origination fee description									In lieu of accrued interest, AgeX will pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the $10 Million Secured Note into shares of AgeX common stock, (ii) repayment of the $10 Million Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the $10 Million Secured Note following an Event of Default as defined in the $10 Million Secured Note.
Stockholder outstanding percentage							7.00%
Subsequent Event [Member] | Juvenescence Limited [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								$ 10,000,000
Common stock outstanding percentage								85.00%
Secured debt				$ 10,000,000
Extinguishment of debt				36
Stockholders equity				$ 6,000,000
Subsequent Event [Member] | Juvenescence Limited [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized				211,600
Subsequent Event [Member] | Juvenescence Limited [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized				148,400
Subsequent Event [Member] | Juvenescence Limited [Member] | 2020 Loan Agreement [Member]
Subsequent Event [Line Items]
Secured debt				$ 10,000,000
Subsequent Event [Member] | Juvenescence Limited [Member] | Minimum [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								$ 10,000,000
Subsequent Event [Member] | Juvenescence Limited [Member] | Maximum [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								25,000,000
Subsequent Event [Member] | Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Line of credit, current borrowing capacity								10,000,000
Secured note amendments							$ 5,000,000
Subsequent Event [Member] | Juvenescence Limited [Member] | Origination Fee [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								$ 10,000,000	$ 10,000,000
Secured debt				$ 10,000,000